RELATED PARTY TRANSACTIONS - Related party balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
RELATED PARTY TRANSACTIONS
Amounts due from subsidiaries	¥ 169,453	$ 24,568	¥ 145,692
Amount due to related parties, current portion	13,105	1,900	12,108
Amounts due to related parties, non-current portion	122,579	17,772	83,778
Due to related parties, non-current, due within 1 year	133,856	19,407	35,993
Zhejiang Marine Leasing Ltd
RELATED PARTY TRANSACTIONS
Amounts due to related parties, non-current portion	122,579	17,772	83,778
Due to related parties, non-current, due within 1 year	123,855	17,957	26,753
Cherrylane Investment Limited
RELATED PARTY TRANSACTIONS
Amount due to related parties, current portion	13,105	1,900	12,108
Due to related parties, non-current, due within 1 year	10,001	1,450	9,240
Guangdong Proton International Hospital Management Co., Ltd
RELATED PARTY TRANSACTIONS
Amounts due from subsidiaries	¥ 169,453	$ 24,568	¥ 145,692